Stockholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interest [Line Items]
Summary of Legacy Redeemable Convertible Preferred Stock Authorized, Issued, and Outstanding	The following table summarizes details of Legacy Redeemable Convertible Preferred Stock authorized, issued, and outstanding immediately prior to the Business Combination.

Redeemable Convertible Preferred Stock Classes	JUNE 30, 2022	DECEMBER 31, 2021

	($ in thousands)
Series A-1 redeemable convertible preferred stock, $0.001 par value, 2,865,698 shares authorized, 2,827,878 shares issued and outstanding as of December 31, 2021. Liquidation preference of $6,334 and $0 at December 31, 2021 and June 30, 2022, respectively	$—	$4,414
Series A-2 redeemable convertible preferred stock, $0.001 par value, 7,018,203 shares authorized, 6,993,693 shares issued and outstanding as of December 31, 2021 Liquidation preference of $19,138 and $0 at December 31, 2021 and June 30, 2022, respectively	—	11,438

Redeemable Convertible Preferred Stock Classes	JUNE 30, 2022	DECEMBER 31, 2021

	($ in thousands)
Series A-3 redeemable convertible preferred stock, $0.001 par value, 8,647,679 shares authorized, 8,629,505 shares issued and outstanding as of December 31, 2021 Liquidation preference of $30,544 and $0 at December 31, 2021 and June 30, 2022, respectively	—	19,917
Series B redeemable convertible preferred stock, $0.001 par value, 21,245,353 shares authorized, issued and outstanding as of December 31, 2021 Liquidation preference of $24,017 and $0 at December 31, 2021 and June 30, 2022, respectively	—	18,671
Series C redeemable convertible preferred stock, $0.001 par value, 35,152,184 shares authorized, 35,092,183 shares issued and outstanding as of December 31, 2021 Liquidation preference of $69,595 and $0 at December 31, 2021 and June 30, 2022, respectively	—	55,851
Series D redeemable convertible preferred stock, $0.001 par value, 71,019,827 shares authorized, 60,184,332 shares issued and outstanding as of December 31, 2021 Liquidation preference of $122,459 and $0 at December 31, 2021 and June 30, 2022, respectively	—	108,499

Total	$—	$218,790

The following table summarizes details of Legacy Preferred Stock authorized, issued and outstanding as of December 31, 2020 and 2021 (in thousands, except share and per share data):

	YEARS ENDED DECEMBER 31,
LEGACY REDEEMABLE CONVERTIBLE PREFERRED STOCK CLASSES	2020	2021

Series A-1 redeemable convertible preferred stock, $0.001 par value, 2,865,698 shares authorized, 2,807,571 shares issued and outstanding as of December 31, 2020 and 2,827,878 shares issued and outstanding as of December 31, 2021 Liquidation preference of $6,079 and $6,334 at December 31, 2020 and December 31, 2021, respectively	$4,411	$4,414
Series A-2 redeemable convertible preferred stock, $0.001 par value, 7,018,203 shares authorized, 6,993,693 shares issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $18,224 and $19,138 at December 31, 2020 and December 31, 2021, respectively	11,438	11,438
Series A-3 redeemable convertible preferred stock, $0.001 par value, 8,647,679 shares authorized 8,629,505 shares issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $28,952 and $30,544 at December 31, 2020 and December 31, 2021, respectively	19,917	19,917
Series B redeemable convertible preferred stock, $0.001 par value, 21,245,353 shares authorized, issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $22,567 and $24,017 at December 31, 2020 and December 31, 2021, respectively	18,671	18,671

	YEARS ENDED DECEMBER 31,
LEGACY REDEEMABLE CONVERTIBLE PREFERRED STOCK CLASSES	2020	2021

Series C redeemable convertible preferred stock, $0.001 par value, 35,152,184 shares authorized, 35,092,183 shares issued and outstanding as of December 31, 2020 and December 31, 2021 Liquidation preference of $65,014 and $69,595 at December 31, 2020 and December 31, 2021, respectively	55,851	55,851
Series D redeemable convertible preferred stock, $0.001 par value, 71,019,827 shares authorized, 60,184,332 shares issued and outstanding and as of December 31, 2020 and December 31, 2021 Liquidation preference of $113,736 and $122,459 at December 31, 2020 and December 31, 2021, respectively	108,499	108,499

Total	$218,787	$218,790